Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	23 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Genter Capital Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	31.44%	24.39%
Genter Capital International Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	33.98%	38.20%
Genter Capital Taxable Quality Intermediate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%		5.53%
Genter Capital Municipal Quality Intermediate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%		4.49%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%	19.36%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	21.75%
MSCI EAFE Value index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.45%	41.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%		5.10%
Bloomberg Intermediate US Gov/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		5.32%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%		3.76%
Bloomberg Municipal Bond 5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%		3.97%